Annual Total Returns- Inverse Russell 2000 Strategy Fund (Class H) [BarChart] - Class H - Inverse Russell 2000 Strategy Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.18%)	(17.77%)	(30.91%)	(8.95%)	0.10%	(21.09%)	(13.55%)	11.30%	(20.19%)	(31.06%)